Summarized Financial Information for Linn Energy, LLC (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Revenues and other	$ 494,562	$ 838,825	$ 369,060	$ 1,207,885	$ 1,702,447	$ 604,701
Expenses	421,630	384,581	(481,407)	865,988	1,287,618	(578,170)
Other income and (expense)	(107,398)	(110,216)	(102,002)	(212,218)	(319,616)	(85,464)
Income tax benefit	(4,406)	(1,129)	(7,536)	6,407	2,001	1,697
Net loss	(30,060)	345,157	(221,885)	123,272	93,212	(57,236)
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets	649,306	691,380	799,481	691,380	649,306	811,428
Noncurrent assets	10,923,452	10,739,614	10,420,344	10,739,614	10,923,452	10,639,810
Total assets	11,572,758	11,430,994	11,219,825	11,430,994	11,572,758	11,451,238
Equity Method Investment, Summarized Financial Information, Liabilities [Abstract]
Current liabilities	827,772	777,257	816,854	777,257	827,772	823,132
Noncurrent liabilities	6,704,828	6,422,205	6,357,535	6,422,205	6,704,828	6,200,926
Equity Method Investment Summarized Financial Information, Equity [Abstract]
Unitholders' capital	$ 4,040,158	$ 4,231,532	$ 4,045,436	$ 4,231,532	$ 4,040,158	$ 4,427,180